COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2013
COMMITMENTS AND CONTINGENCIES.
COMMITMENTS AND CONTINGENCIES

21.  COMMITMENTS AND CONTINGENCIES

(a)           Operating lease commitments

The Group entered into various operating lease arrangements with various expiration dates relating to office facilities, corporate apartments and software for research and development. Future minimum lease payments for non-cancelable operating leases as of December 31, 2013 are as follows:

$
2014	2,986
2015	828
2016	5
2017	5
2018	5
Thereafter	75
3,904

Total rental expenses amounted to $2,612, $2,224 and $2,794 for the years ended December 31, 2011, 2012 and 2013, respectively.

(b)           Product purchase commitments

As of December 31, 2013, the Group had commitments to purchase products from suppliers that had not been recognized in the financial statements in an amount of $7,566, all of which is to be fulfilled within the next year.

(c)           Capital commitments

As of December 31, 2013, the Group had commitments to purchase fixed assets that had not been recognized in the financial statements amounting to $608 within one year.

Vimicro China had executed an agreement in December 2006 with Beijing Haidian Xinhua Agricultural Industrial & Commercial Co., providing that Vimicro China, upon completion of the construction of the office building, shall transfer 35% of the total construction area of the same developed property to the original land users as compensation in kind for the expropriation of the land.

(d)           Construction in progress

In May 2009, Vimicro Tianjin entered into a transfer agreement for land use rights with the Tianjin Municipal Bureau of Land Resources and Housing Management, pursuant to which, in consideration of RMB13.8 million, Vimicro Tianjin acquired the land use right for 34,418 square meters of land in the Tianjin Economic Technology Development Area.

The land will be the site of Vimicro Tianjin’s office building and production facilities. Governmental authorities require Vimicro Tianjin to obtain necessary governmental approvals for the proposed project.

Vimicro Tianjin has commenced the construction of a project for the research, development and production of digital high-definition security and surveillance products and solutions in 2009. The estimated aggregate capital expenditure in connection with the project amounts to $43,000, which the Company expects to finance through the credit facility obtained from the Tianjin Branch of China Construction Bank (note 14) and internal capital resources. Direct costs related to the construction of $17,209 and $19,640 were capitalized as construction in progress for the years ended December 31, 2012 and 2013, respectively. Amounts of construction in progress will be transferred to property and equipment upon the completion of the construction.

In December 2007, Vimicro Jiangsu entered into an agreement with the Administrative Committee of Nanjing Xuzhuang Software Industry Base (“Xuzhuang Committee”) and Nanjing Xuanwu District Management and Investment of State-Owned Assets Holdings (Group) Co., Ltd (“Xuanwu SAMC”), pursuant to which, in consideration of RMB33.8 million ($5,539), Vimicro Jiangsu acquired the land use right for 90,800 square meters of land in Nanjing Xuzhuang Scientific and Technological Headquarters Center.

Vimicro Jiangsu has commenced the construction of a project for the electronic research, development and test base in 2012. The estimated aggregate capital expenditure in connection with the project amounts to $56,500, which the Company expects to finance through internal capital resources. Direct costs related to the construction of $42 and $1,262 were capitalized as construction in progress for the years ended December 31, 2012 and 2013, respectively. Amounts of construction in progress will be transferred to property and equipment upon the completion of the construction.

(e)          Contingencies

Land use rights held by Vimicro Jiangsu

In December 2007, Vimicro Jiangsu entered into an agreement with Xuzhuang Committee and  Xuanwu SAMC. According to the land use right agreements entered by Vimicro Jiangsu, the construction of the proposed research and development center should commence prior to December 31, 2009. In November 2013, Vimicro Jiangsu entered into a supplemental agreement with Nanjing Land Resource Bureau, which agreed the construction date will be no later than May 14, 2014. In June 2012, Vimicro Jiangsu entered into an agreement with the Xuzhuang Committee, whereby the Committee agreed to provide support for Vimicro Jiangsu to further develop the research and development property project on the said land. In December 2012, Vimicro Jiangsu entered into an agreement with Xuanwu SAMC which agreed to purchase an office building to be built on the land for a pre-agreed price upon construction completion. Vimicro Jiangsu had received the land use right certificate in June 2011 and has commenced construction as of December 31, 2013.

To fully carry out the plan set out in these agreements, Vimicro Jiangsu needs to reach agreements with, and obtain regulatory consent and approvals from, local regulators, including the conversion of the land-use rights to allow such development activities. The time and procedures for obtaining the above mentioned consents and approvals by the PRC regulatory authority may be subject to significant uncertainty and there is no assurance that Vimicro Jiangsu may receive the approvals, develop the project or otherwise complete the disposal using other options on a timely basis. Vimicro Jiangsu is in discussion with the relevant authorities on the extension of construction. However, the relevant government authorities might deny the request and impose penalties for the construction delay. The potential penalty, if any, cannot be reasonably estimated as of December 31, 2013.

Other contingencies

In February 2010, Vimicro China entered into an agreement with the Beijing Municipal Bureau of Land and Resources to acquire the land use right for 5,047 square meters of land from the Beijing local government.  Upon acquisition of the land use rights, Vimicro China will be responsible for its own cost for the land ground work (including the relevant removal and relocation work) and infrastructure construction work (including the relevant construction of access to road, water, electricity, telecommunication, gas, etc.).  The land will be the site of a new office building, which will become Vimicro China’s new headquarters and accommodate a research and development center. The aggregate consideration for the acquisition of the land use rights is RMB39.1 million ($5,900).  Pursuant to an agreement entered into in December 2006 between Vimicro China and Xinhua Agricultural Industrial & Commercial Co., (“Xinhua Agricultural”), the former holder of this land use right, Vimicro China shall transfer 35% of the total construction area of the same developed property to Xinhua Agricultural as compensation in kind for the expropriation of the land upon completion of the construction of the office building. Vimicro China submitted the application to land certificate and expected to obtain before the construction officially commences. The proposed project is subject to governmental approval. Should the governmental authorities request to modify the project, the land and construction site areas, as well as the total cost for the project, may change.

According to the agreement, the land should have been developed before August 31, 2010. In the event of delay, an application of extension should be submitted. Vimicro China applied for an extension; however, the application remained subject to local government agency approval as of December 31, 2013. It is possible that Vimicro China may be subject to penalties should the local government agency deny the application. The potential penalty, if any, cannot be reasonably estimated as of December 31, 2013.

The construction plan of the office building of Vimicro China indicates that the building will block the sunlight of a kindergarten. It is reasonably possible that Vimicro China will be subject to a claim for compensation by the kindergarten before the government approves the building construction. The potential compensation, if any, cannot be reasonably estimated as of December 31, 2013.

(f)            Litigations

The Company is a party to other litigation matters and claims that are normal in the course of operations, and while the results of such litigation matters and claims cannot be predicted with certainty, management of the Company believes that the final outcome of such matters will not have a material adverse impact on the Company’s financial position, results of operations or cash flows.